Long-term debt	12 Months Ended
Dec. 31, 2019
Long-Term Debt1 [Abstract]
Long-term debt
Long-term debt

	2019	2018
	$	$
Revolving credit facility:
Principal amount	200,000	400,000
Less: unamortized transaction costs	(7,713)	(4,178)
	192,287	395,822
Equipment loans/finance lease obligations:
Fekola equipment loan facility (net of unamortized transaction costs)	43,061	57,242
Masbate equipment loan facility (net of unamortized transaction costs)	10,799	13,071
Otjikoto equipment loan facility (net of unamortized transaction costs)	5,973	10,816
Lease liabilities	9,731	2,186
Nicaraguan equipment loans	—	398
	69,564	83,713
	261,851	479,535
Less: current portion	(26,030)	(25,008)
	235,821	454,527

Changes in the debt balances during the year ended December 31, 2019, are as follows:

	Revolving credit facility	Equipment loans	Lease Liabilities	Nicaraguan equipment loans	Total
	$	$	$	$	$

Balance at December 31, 2018	395,822	81,129	2,186	398	479,535
Adoption of IFRS 16	—	—	7,535	—	7,535
Drawdowns	—	3,463	—	—	3,463
Lease liabilities incurred	—	—	2,219	—	2,219
Debt repayments	(200,000)	(24,140)	(3,146)	(316)	(227,602)
Foreign exchange (gains) losses	—	(1,213)	319	—	(894)
Deferred transaction costs incurred	(5,574)	—	—	—	(5,574)
Non-cash interest and financing expense	2,039	594	618	—	3,251
Debt sold with Nicaraguan Group	—	—	—	(82)	(82)
Balance at December 31, 2019	192,287	59,833	9,731	—	261,851

Less current portion	—	(23,049)	(2,981)	—	(26,030)
	192,287	36,784	6,750	—	235,821

Revolving credit facility

On May 10, 2019, the Company entered into a revised revolving credit facility ("RCF") agreement with its existing syndicate of banks plus one new lender. The maximum available for drawdown under the facility was increased from $500 million to $600 million with an accordion feature, available on the receipt of additional binding commitments, for a further $200 million.

The RCF bears interest on a sliding scale of between LIBOR plus 2.125% to 2.75% based on the Company’s consolidated net leverage ratio. Commitment fees for the undrawn portion of the facility are also on a similar sliding scale basis of between 0.478% and 0.619%. The term of the RCF is four years, maturing on May 9, 2023. Transaction costs on the RCF of $9 million are being amortized over the remainder of the facility.

The Company has provided security on the RCF in the form of a general security interest over the Company’s assets and pledges creating a charge over the shares of certain of the Company’s direct and indirect subsidiaries. In connection with the RCF, the Company must also maintain certain ratios for leverage and interest coverage. As at December 31, 2019, the Company was in compliance with these debt covenants.

At December 31, 2019, the Company had drawn down $200 million under the RCF with a balance of $400 million remaining available for future drawdowns.

Fekola equipment loan facility

During 2016, the Company entered into a Euro 71 million term equipment facility with Caterpillar Financial SARL, as Mandated Lead Arranger, and Caterpillar Financial Services Corporation, as original lender. The aggregate principal amount of up to Euro 71 million was available to the Company’s subsidiary, Fekola SA (the “Borrower”) to finance or refinance the mining fleet and other mining equipment at the Company's Fekola Mine in Mali. During the year ended December 31, 2019, the Company drew down the final Euro 2 million or $2 million equivalent under the facility (2018 - Euro 20 million or $24 million equivalent).

The Company is required to maintain a deposit in a debt service reserve account (“DSRA”) equal at all times to the total of the principal, interest and other payments that become payable over the next six months. At December 31, 2019, the balance in the DSRA account was Euro 8 million ($9 million equivalent). At December 31, 2018, the balance in the DSRA account was Euro 8 million ($9 million equivalent).

Each equipment loan is repayable in 20 equal quarterly installments. The final repayment date shall be five years from the first disbursement under each equipment loan. The interest rate on each loan is a rate per annum equal to EURIBOR plus a margin of 5.10%. A commitment fee of 1.15% per annum on the undrawn balance of each tranche for the first twenty-four months after December 7, 2016 and 0.5% thereafter was also due, each payable quarterly. In each case, from October 1, 2017, 0.4167% per annum on the undrawn balance of each tranche was also due. The Company and the Company’s subsidiary, Mali Mining Investments Limited, have guaranteed the equipment facility and security is given over the equipment of the Borrower which has been financed by the equipment facility, related warranty and insurance, and over the DSRA.

Otjikoto equipment loan facility

On May 30, 2017, the term over which loans may be advanced under the facility was extended to June 30, 2018 and an additional $6 million was made available for drawdown. During the year ended December 31, 2017, the Company drew down the full $6 million under the facility.

Each loan is repayable in 20 equal quarterly installments. The final repayment date shall now be the earlier of the date when the last loan advanced under the facility falls due and December 31, 2023. The facility has an interest rate of LIBOR plus a margin of 3.85% on loans advanced under the facility and a commitment fee of 1.2% per annum on the undrawn balance of the facility, each payable quarterly.

The Company is required to maintain a deposit in a DSRA equal at all times to the total of the principal, interest and other payments that become payable over the next 6 months. At December 31, 2019, the balance in the DSRA was $2 million (2018 - $4 million).

The indebtedness of the Company under the facility is secured by a Namibian law general notarial bond granting security over all of the movable assets of the Company’s wholly owned subsidiary, B2Gold Namibia Minerals (Proprietary) Limited, a Bermudan law debt service reserve account security agreement granting security over the DSRA, a Namibian law cession in securitatem agreement granting security over all of the B2Gold Namibia Minerals (Proprietary) Limited’s rights under any existing or future warranty in connection with the purchase of equipment, and by guarantees of the Company and B2Gold Namibia (Proprietary) Limited.

Masbate equipment loan facility

On June 1, 2017, the Company entered into an $18 million term equipment facility with Caterpillar Financial Services Philippines Inc. The aggregate principal amount is available to the Company’s Philippines subsidiaries to finance or refinance the mining fleet and other mining equipment at the Company's Masbate Mine.

During the year ended December 31, 2019, the Company drew down the final $1 million under the facility (2018 - $8 million). As at December 31, 2019, the facility had been fully drawn.

Each equipment loan is repayable in 20 equal quarterly installments. The final repayment date shall be five years from the first disbursement under each equipment loan. The interest rate on each loan is a rate per annum equal to LIBOR plus a margin of 3.85%. The Company has guaranteed the equipment facilities and security is given over the equipment of the Borrower which has been financed by the equipment facilities.

Lease liabilities

For the year ended December 31, 2019, the Company recognized depreciation expense of $2 million on new right-of-use assets recognized under IFRS 16 in the Consolidated Statement of Operations and made payments on these leases of $2 million.

The expected timing of undiscounted lease payments at December 31, 2019 for leases accounted for under IFRS 16 is as follows:

$

Less than one year	2,490
One to five years	6,308
More than five years	657
9,455

For the year ended December 31, 2019, payments totalling $4 million relating to short-term leases (those with a term of 12 months or less) and $45 million relating to variable lease payments (including both lease and non-lease components) have been expensed in the Consolidated Statement of Operations, including those related to the Nicaraguan Group included as part of income from discontinued operations.

Convertible senior subordinated notes

On August 23, 2013, the Company issued convertible senior subordinated notes (“the notes”) with an aggregate principal amount of $259 million. The notes bore interest at a rate of 3.25% per annum. On October 1, 2018, the Company repaid the outstanding balance.

For accounting purposes, the Company originally designated the notes at FVTPL. The equity conversion option was not separately classified as equity, since the Company had the ability to settle the option at fair value in cash, common shares or a combination of cash and common shares in certain circumstances. The Company did not separately account for the fair value of the equity conversion option as a derivative, as it has designated the entire amount owing under the notes as a liability accounted for at FVTPL. The notes were initially recognized at fair value on the Consolidated Balance Sheet with all subsequent changes in fair value being recorded immediately in the Consolidated Statement of Operations. Upon adoption of IFRS 9, the Company was required to reflect the impact of the fair value change related to the Company’s own credit risk through OCI. This change resulted in reclassification of an $11 million cumulative loss on the convertible notes from deficit to AOCI on January 1, 2018.

The gain on fair value of convertible notes recorded in the Consolidated Statement of Operations for the year ended December 31, 2018 was $11 million. Interest payments for the year ended December 31, 2018 were $8 million.

The following table summarizes the Company’s scheduled debt repayments on its outstanding debt as at December 31, 2019:

	2020	2021	2022	2023	2024	Total
	$	$	$	$	$	$

Revolving credit facility:
Principal	—	—	—	200,000	—	200,000
Interest & commitment fees (estimated)	9,979	9,979	9,979	3,843	—	33,780

Fekola equipment loan facility:
Principal	16,038	16,038	9,695	2,082	113	43,966
Interest (estimated)	1,967	1,132	379	55	2	3,535

Masbate equipment loan facility:
Principal	3,558	3,558	3,120	788	106	11,130
Interest (estimated)	623	403	170	27	2	1,225

Otjikoto equipment loan facility:
Principal	3,453	1,958	622	—	—	6,033
Interest (estimated)	261	261	11	—	—	533

Lease liabilities
Principal	2,981	2,732	2,191	1,520	908	10,332
Interest (estimated)	44	28	12	—	—	84
	38,904	36,089	26,179	208,315	1,131	310,618